Shareholder Report, Line Graph (Details) - USD ($)	Dec. 31, 2025	Sep. 12, 2025	Sep. 05, 2025	Aug. 08, 2025	Dec. 31, 2024	Sep. 04, 2024
C000247367
Account Value [Line Items]
Account Value	$ 10,580			$ 10,000
C000247368
Account Value [Line Items]
Account Value	12,524				$ 10,770	$ 10,000
C000247369
Account Value [Line Items]
Account Value	12,509				10,760	10,000
C000258265
Account Value [Line Items]
Account Value	10,250	$ 10,000
C000259908
Account Value [Line Items]
Account Value	10,570	10,000
C000259911
Account Value [Line Items]
Account Value	10,630		$ 10,000
C000259910
Account Value [Line Items]
Account Value	10,640		10,000
C000247359
Account Value [Line Items]
Account Value	10,903				10,047	10,000
C000247358
Account Value [Line Items]
Account Value	10,913				10,059	10,000
C000247365
Account Value [Line Items]
Account Value	10,330				9,646	10,000
C000247364
Account Value [Line Items]
Account Value	10,294				9,632	10,000
C000247360
Account Value [Line Items]
Account Value	10,590		10,000
C000247361
Account Value [Line Items]
Account Value	12,785				10,900	10,000
C000258279
Account Value [Line Items]
Account Value	10,010	10,000
C000258282
Account Value [Line Items]
Account Value	10,370	10,000
C000258276
Account Value [Line Items]
Account Value	10,620		10,000
C000258277
Account Value [Line Items]
Account Value	10,610		10,000
C000258270
Account Value [Line Items]
Account Value	10,096		10,000
C000258271
Account Value [Line Items]
Account Value	10,084		10,000
C000258274
Account Value [Line Items]
Account Value	10,114		10,000
C000258272
Account Value [Line Items]
Account Value	10,210		10,000
C000258273
Account Value [Line Items]
Account Value	10,290		10,000
C000258268
Account Value [Line Items]
Account Value	10,350		10,000
C000247362
Account Value [Line Items]
Account Value	11,704				10,390	10,000
C000258280
Account Value [Line Items]
Account Value	10,390		10,000
C000258269
Account Value [Line Items]
Account Value	10,430		10,000
C000258264
Account Value [Line Items]
Account Value	10,460		10,000
C000258267
Account Value [Line Items]
Account Value	10,500		10,000
Russell 1000® Index
Account Value [Line Items]
Account Value	10,745			$ 10,000
Russell 1000® Index
Account Value [Line Items]
Account Value	12,608				10,742	10,000
Russell 1000® Index
Account Value [Line Items]
Account Value	12,608				10,742	10,000
Russell 3000® Index
Account Value [Line Items]
Account Value	10,392	10,000
MSCI Emerging Markets Index Net
Account Value [Line Items]
Account Value	10,643	10,000
MSCI World Net Dividend Index
Account Value [Line Items]
Account Value	10,606		10,000
MSCI World Net Dividend Index
Account Value [Line Items]
Account Value	10,606		10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	10,444				9,733	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	10,444				9,733	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	10,444				9,733	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	10,444				9,733	10,000
S&P 500 Index TR
Account Value [Line Items]
Account Value	10,601		10,000
S&P 500 Index TR
Account Value [Line Items]
Account Value	12,615				10,701	10,000
Russell 3000® Index
Account Value [Line Items]
Account Value	10,392	10,000
Russell 3000® Index
Account Value [Line Items]
Account Value	10,392	10,000
MSCI EAFE Index Net
Account Value [Line Items]
Account Value	10,659		10,000
MSCI EAFE Index Net
Account Value [Line Items]
Account Value	10,659		10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	10,127		10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	10,127		10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	10,127		10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	10,127		10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	10,127		10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	10,127		10,000
Russell 1000® Index
Account Value [Line Items]
Account Value	12,608				10,742	10,000
MSCI World Net Dividend Index
Account Value [Line Items]
Account Value	10,606		10,000
MSCI World Net Dividend Index
Account Value [Line Items]
Account Value	10,606		10,000
MSCI World Net Dividend Index
Account Value [Line Items]
Account Value	10,606		10,000
MSCI World Net Dividend Index
Account Value [Line Items]
Account Value	10,606		10,000
Bloomberg U.S. High-Yield 2% Issuer Capped Bond Index
Account Value [Line Items]
Account Value	11,057				10,179	10,000
Bloomberg U.S. High-Yield 2% Issuer Capped Bond Index
Account Value [Line Items]
Account Value	11,057				10,179	10,000
Russell Midcap Total Return
Account Value [Line Items]
Account Value	10,033	10,000
Russell 2000® Index
Account Value [Line Items]
Account Value	10,397	$ 10,000
Bloomberg US Credit Corp 5-10 Year Index
Account Value [Line Items]
Account Value	10,149		10,000
Venerable Conservative Allocation Fund Performance Composite Benchmark
Account Value [Line Items]
Account Value	10,249		10,000
Venerable Conservative Appreciation Allocation Fund Performance Composite Benchmark
Account Value [Line Items]
Account Value	10,322		10,000
Venerable World Conservative Allocation Fund Performance Composite Benchmark
Account Value [Line Items]
Account Value	10,317		10,000
Venerable Moderate Performance Benchmark
Account Value [Line Items]
Account Value	11,719				$ 10,333	$ 10,000
Venerable World Moderate Allocation Fund Performance Composite Benchmark
Account Value [Line Items]
Account Value	$ 10,413		$ 10,000